Schedule of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Mar. 31, 2024		Mar. 31, 2023
Beginning balance	$ 13,606	$ 2,367,926	[1]	$ 2,367,926	[1]	$ 2,367,750
Impairment	(3,394)	(1,096,305)		(2,354,320)
Ending balance	10,212			13,606		2,367,926	[1]
Impairment	3,394	1,096,305		2,354,320
Ben Liquidity [Member]
Beginning balance		1,725,880		1,725,880
Impairment				(1,725,880)
Ending balance						1,725,880
Impairment				1,725,880
Ben Custody [Member]
Beginning balance	10,896	594,219		594,219
Impairment	(3,129)			(583,323)
Ending balance	7,767			10,896		594,219
Impairment	3,129			583,323
Ben Insurance [Member]
Beginning balance		37,942		37,942
Impairment				(37,942)
Ending balance						37,942
Impairment				37,942
Ben Markets [Member]
Beginning balance	2,710	$ 9,885		9,885
Impairment	(265)			(7,175)
Ending balance	2,445			2,710		9,885
Impairment	$ 265			$ 7,175

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4.